Related Party Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

During the three months ended October 31, 2019, Barbara McIntyre Bauman paid expenses on behalf of the Company totaling $3,960 to revive the Company’s operations. Also during the three months ended October 31, 2019, the Company issued 1,000 shares of Series A Preferred Stock valued at $540 to Ms. Bauman for repayment of these amounts owed to her. The difference of $3,420 was forgiven by Ms. Bauman, and the Company recorded the resulting gain as additional paid-in capital.

During the three months ended October 31, 2020, the Company issued 250,000,000 shares of common stock to Barbara McIntyre Bauman for consulting services totaling $135,000.

During the three months ended October 31, 2020 and 2019, the Company received $3,500 and $7,300, respectively, in advances from related parties, resulting in related party payables of $22,155 and $18,655 at October 31, 2020 and July 31, 2020, respectively. These loans are non-interest bearing and due on demand.

NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended July 31, 2020, Barbara McIntyre Bauman, the Company’s former President, Secretary and Treasurer, paid expenses on behalf of the Company totaling $3,960 to revive the Company’s operations. Also during the year ended July 31, 2020, the Company issued 1,000 shares of Series A Preferred Stock valued at $540 to Ms. Bauman for repayment of these amounts owed to her. The difference of $3,420 was forgiven by Ms. Bauman, and the Company recorded the resulting gain as additional paid-in capital.

During the years ended July 31, 2020 and 2019, the Company received $18,655 and $0, respectively, in advances from related parties, resulting in related party payables of $18,655 and $0 at July 31, 2020 and 2019, respectively. These loans are non-interest bearing and due on demand.